UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2019

Item 1. Reports to Stockholders

Semiannual report Fixed income mutual fund Delaware Investments Ultrashort Fund September 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Investments Ultrashort Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2019 to September 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2019 to Sept. 30, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from April 1, 2019 to September 30, 2019 (Unaudited)

Delaware Investments Ultrashort Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Annualized Expense Ratio	Expenses Paid During Period 4/1/19 to 9/30/19*

Actual Fund return†
Class A	$1,000.00	$1,016.40	0.40%	$2.02
Class C	1,000.00	1,016.40	0.40%	2.02
Class L	1,000.00	1,016.40	0.40%	2.02
Institutional Class	1,000.00	1,016.40	0.40%	2.02

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,023.00	0.40%	$2.02
Class C	1,000.00	1,023.00	0.40%	2.02
Class L	1,000.00	1,023.00	0.40%	2.02
Institutional Class	1,000.00	1,023.00	0.40%	2.02

*“	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Investments Ultrashort Fund	As of September 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets

Agency Collateralized Mortgage Obligations	3.93%
Commercial Paper	11.35%
Banks	1.16%
Capital Goods	1.36%
Consumer Cyclical	4.07%
Consumer Non-Cyclical	0.34%
Energy	1.70%
Financials	2.72%
Corporate Bonds	38.44%
Banks	21.29%
Basic Industry	1.73%
Capital Goods	1.74%
Communications	3.50%
Consumer Cyclical	1.68%
Consumer Non-Cyclical	3.00%
Electric	1.75%
Energy	2.04%
Financials	1.71%

Non-Agency Asset-Backed Securities	46.09%
Total Value of Securities	99.81%
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%

Schedule of investments
Delaware Investments Ultrashort Fund	September 30, 2019	(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 3.93%
Fannie Mae Connecticut Avenue Securities
Series 2018-C01 1M1 2.618% (LIBOR01M + 0.60%, Floor 0.60%) 7/25/30 ●	1,123,505	$1,123,058
Series 2018-C02 2M1 2.668% (LIBOR01M + 0.65%, Floor 0.65%) 8/25/30 ●	260,467	260,460
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA2 M2 4.618% (LIBOR01M + 2.60%) 12/25/27 ●	402,859	404,779
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.668% (LIBOR03M + 0.39%) 1/21/70 #●	1,110,000	1,106,309

Total Agency Collateralized Mortgage Obligations (cost $2,903,053)		2,894,606

Commercial Paper – 11.35%
Banks – 1.16%
Bank of New York Mellon 1.90% 10/1/19 ≠	855,000	855,000

		855,000

Capital Goods – 1.36%
Koch Industries
1.96% 10/2/19 ≠	500,000	499,938
1.97% 10/8/19 ≠	500,000	499,760

		999,698

Consumer Cyclical – 4.07%
Automatic Data Processing 1.95% 10/1/19 ≠	3,000,000	3,000,000

		3,000,000

Consumer Non-Cyclical – 0.34%
Unilever Capital 2.05% 10/10/19 ≠	250,000	249,852

		249,852

Energy – 1.70%
Chevron 2.00% 10/2/19 ≠	250,000	249,969
Exxon Mobil 2.05% 10/3/19 ≠	1,000,000	999,813

		1,249,782

Financials – 2.72%
CME Group 2.00% 10/1/19 ≠	1,000,000	999,937
Novartis Finance 1.99% 10/7/19 ≠	1,000,000	999,577

		1,999,514

Total Commercial Paper (cost $8,354,193)		8,353,846

Corporate Bonds – 38.44%
Banks – 21.29%
Bank of America 3.283% (LIBOR03M + 1.00%) 4/24/23 ●	1,250,000	1,260,424
Citigroup 3.224% (LIBOR03M + 1.10%) 5/17/24 ●	1,500,000	1,513,871
Citizens Bank 2.20% 5/26/20	1,250,000	1,250,215

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banks (continued)
Fifth Third Bank 2.20% 10/30/20	1,500,000	$1,503,030
Goldman Sachs Group 3.717% (LIBOR03M + 1.60%) 11/29/23 ●	1,250,000	1,289,282
JPMorgan Chase & Co. 3.176% (LIBOR03M + 0.90%) 4/25/23 ●	1,250,000	1,257,854
KeyBank 2.913% (LIBOR03M + 0.66%) 2/1/22 ●	1,250,000	1,256,116
Morgan Stanley 3.407% (LIBOR03M + 1.22%) 5/8/24 ●	1,250,000	1,268,012
Santander UK 2.125% 11/3/20	1,000,000	999,625
UBS 144A 2.45% 12/1/20 #	1,500,000	1,506,259
US Bank 3.45% 11/16/21	1,250,000	1,286,706
Zions Bancorp 3.35% 3/4/22	1,250,000	1,280,072

		15,671,466

Basic Industry – 1.73%
DuPont de Nemours 3.766% 11/15/20	1,250,000	1,273,317

		1,273,317

Capital Goods – 1.74%
United Technologies 3.35% 8/16/21	1,250,000	1,282,608

		1,282,608

Communications – 3.50%
Comcast 3.45% 10/1/21	1,250,000	1,287,630
Fox 144A 3.666% 1/25/22 #	1,250,000	1,291,093

		2,578,723

Consumer Cyclical – 1.68%
General Motors Financial 3.279% (LIBOR03M + 0.99%) 1/5/23 ●	1,250,000	1,233,486

		1,233,486

Consumer Non-Cyclical – 3.00%
Cigna 3.40% 9/17/21	1,500,000	1,534,748
CVS Health 3.35% 3/9/21	664,000	674,977

		2,209,725

Electric – 1.75%
American Electric Power 3.65% 12/1/21	1,250,000	1,289,888

		1,289,888

Energy – 2.04%
Occidental Petroleum 4.85% 3/15/21	1,450,000	1,499,654

		1,499,654

Financials – 1.71%
Aviation Capital Group 144A 3.082% (LIBOR03M + 0.95%) 6/1/21 #●	1,250,000	1,254,788

		1,254,788

Total Corporate Bonds (cost $27,919,494)		28,293,655

Schedule of investments

Delaware Investments Ultrashort Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities – 46.09%
American Express Credit Account Master Trust
Series 2017-2 A 2.478% (LIBOR01M + 0.45%) 9/16/24 ●	675,000	$676,582
BA Credit Card Trust
Series 2017-A1 A1 1.95% 8/15/22	1,500,000	1,499,101
BMW Floorplan Master Owner Trust
Series 2018-1 A2 144A 2.348% (LIBOR01M + 0.32%) 5/15/23 #●	1,000,000	1,000,292
Chase Issuance Trust
Series 2016-A3 A3 2.578% (LIBOR01M + 0.55%) 6/15/23 ●	500,000	503,285
Series 2016-A4 A4 1.49% 7/15/22	2,000,000	1,992,260
Series 2017-A1 A 2.328% (LIBOR01M + 0.30%) 1/15/22 ●	250,000	250,137
Series 2018-A1 A1 2.228% (LIBOR01M + 0.20%) 4/17/23 ●	2,000,000	2,001,572
Chesapeake Funding II
Series 2017-2A A2 144A 2.478% (LIBOR01M + 0.45%, Floor 0.45%) 5/15/29 #●	630,716	630,337
Series 2017-4A A2 144A 2.368% (LIBOR01M + 0.34%) 11/15/29 #●	1,121,606	1,120,728
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 2.666% (LIBOR01M + 0.62%, Floor 0.62%) 4/22/26 ●	3,000,000	3,022,162
Series 2017-A7 A7 2.412% (LIBOR01M + 0.37%) 8/8/24 ●	1,000,000	1,002,192
Series 2018-A2 A2 2.374% (LIBOR01M + 0.33%) 1/20/25 ●	1,000,000	1,001,312
Evergreen Credit Card Trust
Series 2017-1 A 144A 2.288% (LIBOR01M + 0.26%) 10/15/21 #●	800,000	800,000
Ford Credit Auto Owner Trust
Series 2017-C A3 2.01% 3/15/22	214,547	214,478
Ford Credit Floorplan Master Owner Trust A
Series 2015-2 A2 2.598% (LIBOR01M + 0.57%, Floor 0.57%) 1/15/22 ●	1,000,000	1,000,906
Great American Auto Leasing
Series 2019-1 A2 144A 2.97% 6/15/21 #	1,000,000	1,004,372
Honda Auto Receivables Owner Trust
Series 2019-2 A2 2.57% 12/21/21	1,000,000	1,004,533
Invitation Homes Trust
Series 2018-SFR1 A 144A 2.725% (LIBOR01M + 0.70%) 3/17/37 #●	1,901,566	1,878,017
John Deere Owner Trust
Series 2019-B A2 2.28% 5/16/22	950,000	952,177

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Master Credit Card Trust II
Series 2018-3A A 144A 2.386% (LIBOR01M + 0.34%) 1/21/22 #●	875,000	$875,354
Nissan Master Owner Trust Receivables
Series 2017-C A 2.348% (LIBOR01M + 0.32%) 10/17/22 ●	1,500,000	1,500,445
PFS Financing
Series 2018-A A 144A 2.428% (LIBOR01M + 0.40%) 2/17/22 #●	2,000,000	2,000,363
Toyota Auto Receivables Owner Trust
Series 2017-C A3 1.78% 11/15/21	1,017,838	1,016,667
Trafigura Securitisation Finance
Series 2017-1A A1 144A 2.878% (LIBOR01M + 0.85%) 12/15/20 #●	1,000,000	1,001,547
Verizon Owner Trust
Series 2017-3A A1A 144A 2.06% 4/20/22 #	1,500,000	1,499,662
Series 2019-A A1A 2.93% 9/20/23	1,000,000	1,018,070
Series 2019-B A1B 2.494% (LIBOR01M + 0.45%) 12/20/23 ●	2,000,000	2,000,874
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.528% (LIBOR01M + 0.50%) 11/15/22 #●	1,000,000	1,001,896
Wheels SPV 2
Series 2017-1A A2 144A 1.88% 4/20/26 #	463,102	462,725

Total Non-Agency Asset-Backed Securities (cost $33,881,885)		33,932,046

Total Value of Securities – 99.81% (cost $73,058,625)		$73,474,153

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2019, the aggregate value of Rule 144A securities was $18,433,742, which represents 25.04% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in USD.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Sept. 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual

Schedule of investments

Delaware Investments Ultrashort Fund

mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

REMIC – Real Estate Mortgage Investment Conduit

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

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Statement of assets and liabilities

Delaware Investments Ultrashort Fund	September 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$73,474,153
Cash	41,816
Interest receivable	226,418
Receivable from investment manager	3,043
Receivable for fund shares sold	1,724

Total assets	73,747,154

Liabilities:
Distribution payable	35,762
Audit and tax fees payable	19,795
Payable for fund shares redeemed	18,037
Registration fees payable	12,345
Reports and statements to shareholders expenses payable to affiliates	12,283
Legal fees payable to non-affiliates	11,949
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	10,785
Accounting and administration expenses payable to non-affiliates	8,729
Other accrued expenses	3,326
Dividend disbursing and transfer agent fees and expenses payable to affiliates	594
Accounting and administration expenses payable to affiliates	557
Trustees’ fees and expenses payable to affiliates	283
Legal fees payable to affiliates	136

Total liabilities	134,581

Total Net Assets	$73,612,573

Net Assets Consist of:
Paid-in capital	$73,373,636
Total distributable earnings (loss)	238,937

Total Net Assets	$73,612,573

Net Asset Value
Class A:
Net assets	$13,518,503
Shares of beneficial interest outstanding, unlimited authorization, no par	1,347,320
Net asset value per share	$10.03
Sales charge	2.00%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$10.23

Class C:
Net assets	$7,559,235
Shares of beneficial interest outstanding, unlimited authorization, no par	753,443
Net asset value per share	$10.03

Class L:
Net assets	$50,005,413
Shares of beneficial interest outstanding, unlimited authorization, no par	4,983,113
Net asset value per share	$10.03

Institutional Class:
Net assets	$2,529,422
Shares of beneficial interest outstanding, unlimited authorization, no par	251,977
Net asset value per share	$10.04

[1]Investments, at cost	$73,058,625

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Investments Ultrashort Fund	Six months ended September 30, 2019 (Unaudited)

Investment Income:
Interest	$1,033,186

Expenses:
Management fees	110,191
Distribution expenses – Class A	15,795
Distribution expenses – Class C	37,472
Dividend disbursing and transfer agent fees and expenses	35,835
Registration fees	33,725
Accounting and administration expenses	26,044
Audit and tax fees	20,512
Reports and statements to shareholders expenses	19,073
Legal fees	12,838
Dues and services fees	4,379
Trustees’ fees and expenses	2,208
Custodian fees	1,898
Other	6,485

326,455
Less expenses waived	(124,723)
Less waived distribution expenses – Class A	(15,795)
Less waived distribution expenses – Class C	(37,472)
Less expenses paid indirectly	(1,467)

Total operating expenses	146,998

Net Investment Income	886,188

Net Realized and Unrealized Gain:
Net realized gain on investments	48,993
Net change in unrealized appreciation (depreciation) of investments	288,956

Net Realized and Unrealized Gain	337,949

Net Increase in Net Assets Resulting from Operations	$1,224,137

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Investments Ultrashort Fund

	Six months ended 9/30/19 (Unaudited)	Year ended 3/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$886,188	$1,666,574
Net realized gain (loss)	48,993	(58,579)
Net change in unrealized appreciation (depreciation)	288,956	308,555

Net increase in net assets resulting from operations	1,224,137	1,916,550

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(154,210)	(237,050)
Class C	(91,679)	(128,966)
Class L	(619,294)	(1,226,829)
Institutional Class	(33,955)	(91,971)

	(899,138)	(1,684,816)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,782,860	6,936,250
Class C	757,188	5,240,123
Class L	10	446
Institutional Class	3,746,635	18,217,457

Net asset value of shares issued upon reinvestment of dividends:
Class A	145,129	231,419
Class C	85,942	116,707
Class L	611,656	1,209,158
Institutional Class	31,454	86,130

	9,160,874	32,037,690

	Six months ended 9/30/19 (Unaudited)	Year ended 3/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,631,563)	$(3,763,409)
Class C	(702,664)	(3,749,806)
Class L	(2,344,984)	(8,946,596)
Institutional Class	(3,130,227)	(16,849,044)

	(8,809,438)	(33,308,855)

Increase (Decrease) in net assets derived from capital share transactions	351,436	(1,271,165)

Net Increase (Decrease) in Net Assets	676,435	(1,039,431)

Net Assets:
Beginning of period	72,936,138	73,975,569

End of period	$73,612,573	$72,936,138

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments Ultrashort Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Capital contribution from Advisor
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[8]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Class A shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of Delaware Cash Reserve® Fund Consultant Class shares.
[3]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised/adjusted to reflect the reverse stock split.
[4]	The average shares outstanding have been applied for per share information for the six months ended Sept. 30, 2019 and the years ended March 31, 2019, 2018, 2017, and 2016.
[5]	The amount is less than $0.005 per share.
[6]	For the year ended March 31, 2016, capital contribution from Advisor of $8,961 was made to the Fund’s Class A shares, which calculated to a de minimis amount of $0.00 per share.
[7]	For the year ended March 31, 2015, net investment income distributions of $(1,588) was made by the Fund’s Class A shares, which calculated to a de minimis amount of $0.00 per share.
[8]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/19[1] (Unaudited)	Year ended
	3/31/19	3/31/18	3/31/17	3/31/16[2,3]		3/31/15[2,3]
$ 9.99	$9.96	$10.00	$10.02	$10.00		$10.00

0.12	0.22	0.14	0.07	0.01		—	[5]
0.04	0.03	(0.03)	—	0.02		—
—	—	—	—	—	[6]	—

0.16	0.25	0.11	0.07	0.03		—

(0.12)	(0.22)	(0.14)	(0.07)	(0.01)		—	[7]
—	—	(0.01)	(0.02)	—		—

(0.12)	(0.22)	(0.15)	(0.09)	(0.01)		—

$ 10.03	$9.99	$9.96	$10.00	$10.02		$10.00

1.64%	2.59%	1.05%	0.76%	0.32%		0.03%

$13,519	$12,169	$8,722	$9,430	$6,305		$5,319
0.40%	0.40%	0.40%	0.40%	0.19%		0.13%
0.99%	0.97%	0.92%	1.08%	1.03%		0.98%
2.41%	2.24%	1.38%	0.73%	0.14%		0.03%
1.82%	1.67%	0.86%	0.05%	(0.70%	)	(0.82%	)
23%	53%	134%	104%	123%		0%

Financial highlights

Delaware Investments Ultrashort Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Capital contribution from Advisor
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[8]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Class C shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of Delaware Cash Reserve® Fund Class C shares.
[3]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised/adjusted to reflect the reverse stock split.
[4]	The average shares outstanding have been applied for per share information for the six months ended Sept. 30, 2019 and the years ended March 31, 2019, 2018, 2017, and 2016.
[5]	Amount is less than $0.005 per share.
[6]	For the year ended March 31, 2016, capital contribution from Advisor of $16,212 was made to the Fund’s Class C shares, which calculated to a de minimis amount of $0.00 per share.
[7]	For the year ended March 31, 2015, net investment income distributions of $(2,477) was made by the Fund’s Class C shares, which calculated to a de minimis amount of $0.00 per share.
[8]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/19[1] (Unaudited)
	Year ended
	3/31/19	3/31/18	3/31/17	3/31/16[2,3]		3/31/15[2,3]
$ 9.99	$9.96	$10.00	$10.02	$10.00		$10.00

0.12	0.22	0.14	0.07	0.01		—	[5]
0.04	0.03	(0.03)	—	0.02		—
—	—	—	—	—	[6]	—

0.16	0.25	0.11	0.07	0.03		—

(0.12)	(0.22)	(0.14)	(0.07)	(0.01)		—	[7]
—	—	(0.01)	(0.02)	—		—

(0.12)	(0.22)	(0.15)	(0.09)	(0.01)		—

$ 10.03	$9.99	$9.96	$10.00	$10.02		$10.00

1.64%	2.59%	1.05%	0.75%	0.32%		0.03%

$7,559	$7,386	$5,752	$7,527	$9,927		$8,463
0.40%	0.40%	0.40%	0.40%	0.19%		0.13%
1.74%	1.72%	1.67%	1.83%	1.78%		1.73%
2.41%	2.24%	1.38%	0.73%	0.14%		0.03%
1.07%	0.92%	0.11%	(0.70% )	(1.45%	)	(1.57%	)
23%	53%	134%	104%	123%		0%

Financial highlights

Delaware Investments Ultrashort Fund Class L

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Capital contribution from Advisor
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[8]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The Class L shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of Delaware Cash Reserve® Fund Class A shares.
[3]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised/adjusted to reflect the reverse stock split.
[4]	The average shares outstanding have been applied for per share information for the six months ended Sept. 30, 2019 and the years ended March 31, 2019, 2018, 2017, and 2016.
[5]	The amount is less than $0.005 per share.
[6]	For the year ended March 31, 2016, capital contribution from Advisor of $305,752 was made to the Fund’s Class L shares, which calculated to a de minimis amount of $0.00 per share.
[7]	For the year ended March 31, 2015, net investment income distributions of $(51,769) was made by the Fund’s Class L shares, which calculated to a de minimis amount of $0.00 per share.
[8]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
9/30/19[1]	Year ended
(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16[2,3]		3/31/15[2,3]
$9.99	$9.96	$10.00	$10.02	$10.00		$10.00

0.12	0.22	0.14	0.07	0.01		—	[5]
0.04	0.03	(0.03)	—	0.02		—
—	—	—	—	—	[6]	—

0.16	0.25	0.11	0.07	0.03		—

(0.12)	(0.22)	(0.14)	(0.07)	(0.01)		—	[7]
—	—	(0.01)	(0.02)	—		—

(0.12)	(0.22)	(0.15)	(0.09)	(0.01)		—

$10.03	$9.99	$9.96	$10.00	$10.02		$10.00

1.64%	2.59%	1.05%	0.75%	0.32%		0.03%

$50,005	$51,512	$59,084	$68,119	$83,641		$175,765
0.40%	0.40%	0.40%	0.40%	0.19%		0.13%
0.74%	0.72%	0.67%	0.83%	0.78%		0.73%
2.41%	2.24%	1.38%	0.73%	0.14%		0.03%
2.07%	1.92%	1.11%	0.30%	(0.45%	)	(0.57%	)
23%	53%	134%	104%	123%		0%

Financial highlights

Delaware Investments Ultrashort Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended March 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				1/5/16[2]
9/30/19[1]	Year ended			to
(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16
9.99	$9.96	$10.00	$10.02	$10.00

0.12	0.22	0.14	0.07	0.02
0.05	0.03	(0.03)	—	0.02

0.17	0.25	0.11	0.07	0.04

(0.12)	(0.22)	(0.14)	(0.07)	(0.02)
—	—	(0.01)	(0.02)	—

(0.12)	(0.22)	(0.15)	(0.09)	(0.02)

$10.04	$9.99	$9.96	$10.00	$10.02

1.74%	2.59%	1.05%	0.75%	0.39%

$2,530	$1,869	$418	$331	$303
0.40%	0.40%	0.40%	0.40%	0.40%
0.74%	0.72%	0.67%	0.83%	0.74%
2.41%	2.24%	1.38%	0.73%	0.36%
2.07%	1.92%	1.11%	0.30%	0.02%
23%	53%	134%	104%	123% [5]

Notes to financial statements

Delaware Investments Ultrashort Fund	September 30, 2019 (Unaudited)

Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, Delaware Investments Ultrashort Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class L, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.00%. Class L and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months.

The investment objective of the Fund is to seek total return to the extent consistent with a relatively low volatility of principal.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended Sept. 30, 2019 and for all open tax years (years ended March 31, 2017–March 31, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended Sept. 30, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Sept. 30, 2019, the Fund earned $1,273 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Sept. 30, 2019, the Fund earned $194 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.30% on average daily net assets of the Fund.

Notes to financial statements

Delaware Investments Ultrashort Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.40% of the Fund’s average daily net assets from April 1, 2019 through Sept. 30, 2019.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended Sept. 30, 2019, the Fund was charged $3,391 for these services.

Effective May 30, 2019, DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Sept. 30, 2019, the Fund was charged $3,610 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Class L and Institutional Class shares do not pay 12b-1 fees. DDLP has contracted to limit the 12b-1 fees to 0.00% of average daily net assets for Class A and Class C shares from April 1, 2019 through Sept. 30, 2019.*

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2019, the Fund was charged $944 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2019, DDLP earned $820 for commissions on sales of the Fund’s Class A shares. For the six months ended Sept. 30, 2019, DDLP received gross CDSC commissions of $1,554 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. Class A shares had no CDSC commissions during the period.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The aggregate contractual waiver period covering this report is from July 30, 2018 through July 29, 2020.

3. Investments

For the six months ended Sept. 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$15,286,860
Purchases of US government securities	—
Sales other than US government securities	19,286,457
Sales of US government securities	173,912

At Sept. 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2019, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$73,058,625

Aggregate unrealized appreciation of investments	$472,235
Aggregate unrealized depreciation of investments	(56,707)

Net unrealized appreciation of investments	$415,528

Notes to financial statements

Delaware Investments Ultrashort Fund

3. Investments (continued)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.

At March 31, 2019 the Fund had capital loss carryforwards available to offset future realized capital gains as follows:

Short-term	Loss carryforward character No Expiration Long-term	Total
$138,008	$62,592	$200,600

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a

Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2019:

Level 2
Securities
Assets:
Agency, Collateralized Debt Obligation & Assets-Backed Securities	$36,826,652
Commercial Paper	8,353,846
Corporate Bonds	28,293,655

Total Value of Securities	$73,474,153

During the six months ended Sept. 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Sept. 30, 2019, there were no Level 3 investments.

Notes to financial statements

Delaware Investments Ultrashort Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 9/30/19	Year ended 3/31/19
Shares sold:
Class A	377,390	697,212
Class C	75,584	526,762
Class L	1	45
Institutional Class	373,982	1,831,444

Shares issued upon reinvestment of dividends and distributions:
Class A	14,491	23,246
Class C	8,582	11,726
Class L	61,068	121,436
Institutional Class	3,138	8,658

	914,236	3,220,529

Shares redeemed:
Class A	(262,796)	(378,214)
Class C	(70,135)	(376,836)
Class L	(234,230)	(898,885)
Institutional Class	(312,217)	(1,695,026)

	(879,378)	(3,348,961)

Net increase (decrease)	34,858	(128,432)

Certain shareholders may exchange shares of one class for another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and the “Statements of changes in net assets.” For the six months ended Sept. 30, 2019 and year ended March 31, 2019, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions

	Class A Shares	Class C Shares	Class L Shares	Class A Shares	Institutional Class Shares	Value
Six months ended 9/30/19	—	2,136	—	2,136	—	$21,386
Year ended 3/31/19	511	75,599	1,641	75,653	2,154	774,207

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of Sept. 30, 2019, or at any time during the period then ended.

6. Credit and Market Risks

The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 5% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements

Delaware Investments Ultrashort Fund

8. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

On Nov. 4, 2019, the Fund, along with the other Participants, entered into an amendment to the agreement for a $250,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on Nov. 3, 2020.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2019, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Investments Ultrashort Fund

Board consideration of Investment Advisory and Sub-Advisory agreements for Delaware Investments Ultrashort Fund at a meeting held on August 21-22, 2019

At a meeting held on Aug. 21-22, 2019 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Investments Ultrashort Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) and the Sub-Advisory Agreements with Macquarie Funds Management Hong Kong Limited (“MFMHK”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Global Limited (“MIMGL”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”), MFMHK, MIMEL, and MIMGL, as, concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2019, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s investment advisory and sub-advisory agreements, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board

Other Fund information (Unaudited)

Delaware Investments Ultrashort Fund

Board consideration of Investment Advisory and Sub-Advisory agreements for Delaware Investments Ultrashort Fund at a meeting held on August 21-22, 2019 (continued)

recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by MIMGL to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MIMGL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMGL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMGL.

Nature, extent, and quality of services. The Board considered the services provided by MIMEL to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MIMEL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMEL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMEL.

Nature, extent, and quality of services. The Board considered the services provided by MFMHK to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MFMHK personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MFMHK and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MFMHK.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2019. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional ultra-short obligation funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year, 3-year, and since inception periods was in the third quartile of its Performance Universe. The Board noted that the Fund’s performance was not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for

Other Fund information (Unaudited)

Delaware Investments Ultrashort Fund

Board consideration of Investment Advisory and Sub-Advisory agreements for Delaware Investments Ultrashort Fund at a meeting held on August 21-22, 2019 (continued)

procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by MIMGL in relation to the services being provided to the Fund and in relation to MIMGL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MIMGL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Management profitability. Trustees were also given available information on profits being realized by MIMEL in relation to the services being provided to the Fund and in relation to MIMEL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MIMEL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Management profitability. Trustees were also given available information on profits being realized by MFMHK in relation to the services being provided to the Fund and in relation to MFMHK’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MFMHK in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, due to the unique nature of investing in ultrashort obligations, the fee under the Fund’s management contract did not fall within the standardized fee pricing structure.

Although, as of March 31, 2019, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel,

and Secretary

Delaware Funds

by Macquarie

Philadelphia, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Daniel V. Geatens

Vice President and

Treasurer

Delaware Funds

by Macquarie

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment

Officer

Assurant, Inc.

New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Funds

by Macquarie

Philadelphia, PA

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

This semiannual report is for the information of Delaware Investments Ultrashort Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® CASH RESERVE

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 4, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 4, 2019